Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	Dec. 19, 2016
International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in securities of foreign companies. The Portfolio invests, under normal conditions, primarily in equity securities of foreign companies in developed and emerging foreign markets. The Portfolio may invest using any style (e.g., growth or value) and the companies that the Portfolio invest in may include large-, mid- and small-cap companies. Equity securities may include common stocks, depositary receipts, real estate investment trusts, warrants, convertible bonds, convertible debentures, preferred stocks and real estate securities. Normally, most of its investments are in stocks denominated in foreign currencies. It may invest in investment grade fixed income securities and foreign government securities. The Portfolio may also buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or futures contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. This would permit the Portfolio to take long positions on currencies that the sub-adviser believes will increase in value and take short positions on currencies that the sub-adviser believes will decrease in value regardless of the Portfolio’s security holdings in the applicable currency. Additionally, from time to time, the Portfolio may hedge against losses on securities held in the Portfolio or the currencies in which the securities are denominated by obtaining short exposure on an equity index, security or currency through a futures or currency forward contract or other derivative instrument. It may maintain cash reserves in foreign or U.S. money market instruments. The Portfolio may buy securities in initial public offerings. The sub-adviser may select initial public offerings based on its fundamental analysis of the issuer. The Portfolio is managed by Federated Global Investment Management Corp. (“Federated Global”) under a subadvisory agreement with the Adviser.

In selecting portfolio securities, Federated Global focuses first on country selection. Federated Global seeks to identify countries whose stock markets are attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor, and evidence of other factors which Federated Global has identified as being correlated with market outperformance. Once a country’s stock market has been selected for investment, Federated Global uses bottom-up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. As no single factor is consistently predictive of performance, the strategy uses value, growth, quality and technical indicators to select stocks. The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Federated Global uses its proprietary country analysis methodology, analyzing each country’s aggregate macroeconomic, company fundamental, and market sentiment measures, to determine which foreign markets are likely to generate the highest returns. Federated Global believes that foreign markets most worthy of investment may have the following characteristics, among others:
  rising earnings expectations;
  lower valuation relative to growth;
  favorable economic environments;
  strong sovereign and corporate quality; and
  positive technical factors.
		Countries considered for investment must satisfy Federated Global’s criteria for political and economic stability, strength of financial systems, and credit quality. After identifying those countries it believes are worthy of investment, Federated Global uses a global equity optimization process to invest in companies across the industries driving economic growth in the selected countries. This disciplined process is intended to enable Federated Global to develop a portfolio that captures substantially all of the combined top-ranked countries’ stock market movements with a select group of companies per selected country. Each company must meet Federated Global’s standards for market and industry representation, financial condition, credit rating, and liquidity. A minimum of 50% is invested in developed markets. For purposes of this policy, any investment of the Portfolio which provides exposure to a developed market, including the holding of or exposure to currencies of developed markets, will be included as a developed market investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Real Estate Risk — Real estate securities may include the risks of direct ownership of real estate. These include declines in real estate values, changing economic conditions and increasing interest rates.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

		Initial Public Offering Risk — There is no assurance that a portfolio’s investments in initial public offerings (“IPOs”) will have a positive effect on performance. The effect of IPOs on portfolio performance depends on such factors as the number of IPOs in a portfolio invested, whether and to what extent the IPOs appreciated in value, and the portfolio’s asset base.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 23.46%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was -23.76%. That was for the quarter ended on September 30, 2011. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2015
International Portfolio | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
2006	rr_AnnualReturn2006	19.23%
2007	rr_AnnualReturn2007	9.45%
2008	rr_AnnualReturn2008	(46.08%)
2009	rr_AnnualReturn2009	38.23%
2010	rr_AnnualReturn2010	16.75%
2011	rr_AnnualReturn2011	(15.41%)
2012	rr_AnnualReturn2012	20.25%
2013	rr_AnnualReturn2013	11.60%
2014	rr_AnnualReturn2014	(9.39%)
2015	rr_AnnualReturn2015	(0.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.76%)
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	1.53%
International Portfolio | MSCI All Country World Ex-USA Index (Net-USD)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	2.92%